Other Liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Other Liabilities Disclosure [Abstract]
Deferred credits	$ 22,643	$ 29,227
Long-term incentive plan	3,786
Accrued severance pay	1,319	1,315
Deferred revenue	919	1,095
Other	4,132	1,571
Other long-term liabilities	$ 32,799	$ 33,208